Losses Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Calculated Basic and Diluted Earnings per Common Share

Presented below is a summary of the components used to calculate basic and diluted earnings per common share:

	Years Ended December 31,
	2013	2012
Net loss available to common shareholders	$(5,531,816)	$(1,793,881)
Weighted average common shares outstanding	10,309,001	10,167,367
Net effect of the assumed exercise of stock options based on the treasury stock method using the average market price for the period	-	104,843
Average number of common shares outstanding used to calculate diluted earnings per common share	10,309,001	10,272,210